Share Capital - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) shares day	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 11, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Common shares repurchased for cancellation (in shares) | shares	0	129,036
Cost of common shares repurchased and cancelled		$ 10.0
Increase (decrease) in number of ordinary shares issued (in shares) | shares		3,108,450
Treasury price per share (in cad per share) | $ / shares		$ 92.50
Gross proceeds from issuing shares		$ 287.5
Proceeds from issue of share capital, net of transaction costs	$ 0.0	277.8
Dividends declared included in trade and other payables	23.9	22.3
Net share-based compensation expense	43.0	75.6
Expense related to amortization of fair value of options granted	49.6	60.1
Reclassification adjustments on cash flow hedges, net of tax	6.6	(15.5)
Outstanding fair value	$ 85.2	$ 95.5
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Maximum common shares authorized to be repurchased (in shares) | shares			2,281,339
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period for share-based payment arrangement		3 years
Number of trading days | day	5
Number of share units granted | shares	118,812	121,498
Number of units paid | shares	114,329	127,173
Payments made for RSUs	$ 13.8	$ 10.2
Outstanding fair value	$ 22.2	$ 20.2
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period for share-based payment arrangement	3 years
Number of trading days | day	5
Number of share units granted | shares	130,644	183,388
Number of units paid | shares	229,024	284,209
Outstanding fair value	$ 39.5	$ 51.5
PSUs | Bottom of range | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	0.00%
PSUs | Top of range | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	200.00%
PSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted | shares	126,023	177,897
Fair value of share units granted	$ 13.9	$ 15.7
Number of units paid | shares	229,024	284,209
Amount of units paid	$ 41.6	$ 28.2
PSUs, Return On Equity Weighting
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target	60.00%
PSUs, Total Shareholder Return Weighting
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target	40.00%
Performance Share Units (PSUs), Adjusted Earnings Per Share Growth And Total Shareholder Return Weighting
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target	50.00%
DSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted | shares	13,070	26,146
Number of units paid | shares	39,424	24,081
Fair value of outstanding and vested DSUs	$ 23.5	$ 23.8
DSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Number of trading days | day	10
Number of share units granted | shares	11,446	23,077
Fair value of share units granted	$ 1.3	$ 1.8
Percentage of compensation	70.00%
Officers and employees | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted | shares	116,111	118,259
Fair value of share units granted	$ 13.3	$ 9.5